Series A Preferred Units (Details) shares in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2017 USD ($) shares	Sep. 30, 2015 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares	Apr. 30, 2015 USD ($) $ / commonunit
Preferred Units Redemption Amount						$ 35,000,000
Preferred Units Quarterly Cash Distribution Per Unit | $ / commonunit						0.445
Preferrred Units Issued Stated Price						$ 18.30
Conversion Price of Preferred Units						$ 44.37
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares		1.3
Partners' Capital Account, Units, Redeemed | shares			26.7	77.8	28.1
Subsequent Event [Member]
Payments for Repurchase of Preferred Stock and Preference Stock	$ 53,000,000
Subsequent Event [Member] | ETP Series A Preferred Units [Member]
Partners' Capital Account, Units, Redeemed | shares	1.9